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Invesco Active Allocation Fund
Invesco Active Allocation Fund
SUPPLEMENT DATED FEBRUARY 15, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Active Allocation Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses for the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the Summary Prospectus and the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus to adjust "Acquired Fund Fees and Expenses" and to update the Fund's "Total Annual Fund Operating Expenses" accordingly:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Active Allocation Fund	Class A		Class C	Class R	Class Y	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Active Allocation Fund	Class A	Class C	Class R	Class Y	Class R5	Class R6
Management Fees	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Distribution and/or Service (12b-1) Fees	0.24%	1.00%	0.50%	none	none	none
Other Expenses	0.14%	0.14%	0.14%	0.14%	0.08%	0.07%	[1]
Acquired Fund Fees and Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	1.00%	1.76%	1.26%	0.76%	0.70%	0.69%
[1]	“Other Expenses” have been restated to reflect current fees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Active Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	646	851	1,072	1,707
Class C	279	554	954	1,873
Class R	128	400	692	1,523
Class Y	78	243	422	942
Class R5	72	224	390	871
Class R6	70	221	384	859

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco Active Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	646	851	1,072	1,707
Class C	179	554	954	1,873
Class R	128	400	692	1,523
Class Y	78	243	422	942
Class R5	72	224	390	871
Class R6	70	221	384	859